Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

14. LEASES

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of December 31,
	2023	2022
Operating lease right-of-use assets	$9,230	$5,329

Lease liabilities – current	$(3,014)	$(1,550)
Lease liabilities – non-current	(7,075)	(3,921)
Total operating lease liabilities	$(10,089)	$(5,471)

The components of operating lease expenses are as follows:

	For the years ended December 31,
	2023	2022	2021
Operating lease expense	$2,383	$769	-
Short-term lease expense	2,252	508	-
Total lease expense	$4,635	$1,277	$-

Short-term leases included lease of Tianjin offices, warehouse and others with a term of 12 months or less, which were excluded from the recognition of right-of-use assets or lease liabilities.

Both operating lease expense and short-term lease expense are recognized as general and administrative expenses.

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2023	2022
Weighted-average remaining lease term (in years)	3.75	4.15
Weighted-average discount rate	3.93%	4.24%

Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2023:

For the year ended December 31,	Amounts
2024	$2,866
2025	2,758
2026	2,780
2027	2,028
2028	349
Total lease payments	10,781
Less: imputed interest	(692)
Total operating lease liabilities, net of interest	$10,089